Bank Loans and issuance of Debt Securities - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015	Feb. 24, 2006
Disclosure of detailed information about borrowings [Line Items]
Percentage of common stock voting			100.00%	85.00%
Expenses recognized related to emissions	$ 7,183,000	$ 9,313,000
Restriction in sale or transfer of assets maximum	1,000,000
Master Development Program 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments	$ 3,000,000,000	$ 3,800,000,000